INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
Schedule of Intangible assets

		Deferred
	Intellectual	Development	Customer
	Property	Costs	Relationships	Brands	Other	Total
Cost
Balance as at December 31, 2020	8,966	3,297	4,903	1,357	174	18,697
Additions	237	2,889	—	—	17	3,143
Disposal	—	—	—	—	(128)	(128)
Acquired through business combination (Note 5)	5,611	—	10,857	311	—	16,779
Effect of movement in exchange rates	409	—	824	24	1	1,258

Balance as at December 31, 2021	15,223	6,186	16,584	1,692	64	39,749
Additions	659	6,709	—	—	9	7,377
Acquired through business combination (Note 6)	1,471	—	8,131	462	234	10,298
Effect of movement in exchange rates	369	(14)	758	23	2	1,138

Balance as at December 31, 2022	17,722	12,881	25,473	2,177	309	58,562

Accumulated Amortization
Balance as at December 31, 2020	2,288	830	994	276	30	4,418
Amortization	1,594	1,581	1,154	155	15	4,499
Disposal	—	—	—	—	(39)	(39)
Effect of movement in exchange rates	8	—	18	—	—	26

Balance as at December 31, 2021	3,890	2,411	2,166	431	6	8,904
Amortization	2,238	3,161	2,186	350	46	7,981
Effect of movement in exchange rates	(17)	(4)	(2)	(2)	(3)	(28)

Balance as at December 31, 2022	6,111	5,568	4,350	779	49	16,857

Carrying Amount

Balance as at December 31, 2021	11,333	3,775	14,418	1,261	58	30,845

Balance as at December 31, 2022	11,611	7,313	21,123	1,398	260	41,705